SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) $ in Thousands	Sep. 30, 2020 USD ($)
Business Combinations [Abstract]
Cash and cash equivalents	$ 3,740
Accounts receivable, net	16,557
Unbilled revenue	6,125
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	33,787
Intangible assets	4,220
Other assets	200
Total identifiable assets acquired	71,780
Accounts payable	11,985
Accrued expenses	6,620
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,110
Other current liabilities	782
Long-term debt	15,572
Employee benefit liabilities	922
Other liabilities	2,772
Noncontrolling interests	56
Net identifiable liabilities acquired	53,224
Total fair value of net assets acquired	18,556
Goodwill	22,093
Preliminary consideration	$ 40,649